SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Reversal of impairment loss		$ (11,100)
Property, plant and equipment		12,919,618	$ 12,501,809	$ 12,930,652	$ 10,065,335	$ 10,498,149
cost of restoration			45,600		56,200
Other financial liabilities		$ 1,885,660	1,794,286	1,619,979	3,147,000
Bottom of range [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Proportion of voting rights held in associate		20.00%
Top of range [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Proportion of voting rights held in associate		50.00%
Increase (decrease) due to application of IFRS 15 [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Performance obligations		$ 60,800
Reclassification of performance obligations		16,800
Adoption Impact of IFRS 16 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Property, plant and equipment	[1]		2,548,400		$ 2,865,300	$ 2,931,101,000
Right-of-use assets			36,700	39,400
Increase (decrease) through appropriation of retained earnings, equity		$ 378,700		$ 506,600
Increase decrease in other reserves			$ 205,900
Computer software [member] | Bottom of range [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill		3
Computer software [member] | Top of range [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill		10 years
Contract Costs [Member] | Increase (decrease) due to application of IFRS 15 [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Fee and commission expense		$ 22,000
Travel expense		15,600
Reclassification of commissions expenses		16,800
Contract Liabilities [Member] | Increase (decrease) due to application of IFRS 15 [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Narrative [Line Items]
Ground transportation service		15,600
Traveler's checks		$ 6,600

[1]	Company recognized under Property, plant and equipment right of use assets for US $ 2,865.3 million as of January 1, 2018 and US $ 2,548.4 as of December 31, 2018, associated with contracts that meet the definition of lease (Note 2.21 & 17).